CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 2,025,716	$ 6,360,301	$ 724,782	$ 2,747,294
Accounts receivable, net of allowance of $36,757, $62,415 and $0 at June 30, 2014, September 30, 2013 and 2012, respectively	518,274	672,638	296,994	208,587
Prepaid expenses	170,792	174,096	80,037	76,290
Total current assets	2,714,782	7,207,035	1,101,813	3,032,171
Property, plant and equipment, net of accumulated depreciation of $409,629, $251,958 and $210,862 at September 30, 2013, 2012 and 2011 respectively	649,417	695,995	210,845	89,108
Other assets:
Deposits	55,488	51,260	36,276	23,458
Capitalized finance costs - net of accumulated amortization of $1,892,236 and $1,806,261, respectively				85,975
Intangible assets:
Intellectual property, net of accumulated amortization and impairment of $232,751, $163,403, $0 and $9,158,056 at June 30, 2014, September 30, 2013, 2012 and 2011 respectively	351,328	420,676		272,844
Total Assets	3,771,015	8,374,966	1,348,934	3,503,556
Current liabilities:
Accounts payable and accrued liabilities	1,259,439	966,977	592,009	768,061
Deferred revenue	348,624	148,503
Convertible notes payable, net of unamortized discount of $541,120 (Note D)				3,730,880
Total current liabilities	1,608,063	1,115,480	592,009	4,498,941
Warrant liability	1,851,723	2,643,449
Total liabilities	3,459,786	3,758,929	592,009
Commitments and contingencies
Stockholders' Equity
Preferred stock, value, issued
Common stock, par value $0.001 per share; 1,350,000,000 shares authorized; 827,332,292, 786,526,955, 646,182,550 and 473,325,859 shares issued and outstanding as of June 30, 2014 and September 30, 2013, 2012 and 2011 respectively	827,332	786,527	646,183	473,326
Additional paid in capital	197,138,651	190,523,121	169,117,881	160,387,716
Accumulated deficit	(197,654,754)	(186,693,611)	(169,007,139)	(161,856,427)
Total stockholders' equity	311,229	4,616,037	756,925	(995,385)
Total Liabilities and Stockholders' Equity	3,771,015	8,374,966	1,348,934	3,503,556
Series A Preferred stock
Stockholders' Equity
Preferred stock, value, issued
Series B Preferred stock
Stockholders' Equity
Preferred stock, value, issued